Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of other provisions [Table Text Block]
	2017			2016
	Share exchange	DSU and		Share exchange	DSU and
	rights (i)	RSU (ii)	Total	rights (i)	RSU (ii)	Total
	$	$	$	$	$	$

Balance – January 1	10,692	5,894	16,586	7,067	3,109	10,176
Accretion expense	299	-	299	236	-	236
New liabilities	988	7,053	8,041	3,389	3,787	7,176
Settlement of liabilities	(11,979)	(5,539)	(17,518)	-	-	-
Extinguished liabilities	-	(59)	(59)	-	(268)	(268)
Revision of estimates	-	319	319	-	(734)	(734)
Balance – December 31	-	7,668	7,668	10,692	5,894	16,586

Current portion	-	5,632	5,632	-	4,153	4,153
Non-current portion	-	2,036	2,036	10,692	1,741	12,433
	-	7,668	7,668	10,692	5,894	16,586